5. Inventory, net (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Parts inventory, gross	$ 52,674	$ 31,458	$ 44,974
Finished goods inventory, gross	80,885	102,889	78,314
Inventories, gross	133,559	134,347	123,288
Inventory reserve	(67,561)	(71,414)	(53,501)
Inventory, net	$ 65,998	$ 62,933	$ 69,787